Property, Equipment and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Property Equipment And Intangible Assets [Abstract]
Summary of Components of Property, Equipment and Intangible assets

	Land, buildings and construction	Furniture and equipment	Intangible assets	Construction in progress	Total

At initial/revalued cost

31 December 2023	82,489	126,273	52,988	1,974	263,724
Additions	17,338	38,431	7,452	23,332	86,553
Disposals	(1,705)	(3,348)	(709)	(2,635)	(8,397)
Acquisition of subsidiary	—	—	41,853	—	41,853
Transfer	9,368	701	373	(10,442)	—

31 December 2024	107,490	162,057	101,957	12,229	383,733
Additions	23,120	86,751	51,815	31,770	193,456
Disposals	(691)	(11,005)	(15,484)	(64)	(27,244)
Acquisition of subsidiary	44,172	57,475	381,664	—	483,311
Transfer	24,294	4,316	61	(28,671)	—

31 December 2025	198,385	299,594	520,013	15,264	1,033,256

Accumulated depreciation and impairment

31 December 2023	12,402	55,605	21,371	—	89,378
Charge for the year	3,560	20,426	4,618	—	28,604
Disposals	(349)	(3,073)	(116)	—	(3,538)
Transfer	1	(1)	—	—	—

31 December 2024	15,614	72,957	25,873	—	114,444
Charge for the year	12,993	37,351	25,551	—	75,895
Disposals	(462)	(7,561)	(2,452)	—	(10,475)
Acquisition of subsidiary	29,223	39,229	70,579	—	139,031

31 December 2025	57,368	141,976	119,551	—	318,895

Net book value

31 December 2025	141,017	157,618	400,462	15,264	714,361

31 December 2024	91,876	89,100	76,084	12,229	269,289